Organization	12 Months Ended
Dec. 31, 2022
Organization
Organization

1. Organization

Description of Business

ASP Isotopes Inc. was incorporated in the state of Delaware on September 13, 2021 and has its principal operations in Boca Raton, Florida. ASP Isotopes Inc.’s subsidiary, ASP Isotopes Holdings Limited (“ASP Guernsey”), has its principal operations in Guernsey. ASP Guernsey’s subsidiary, ASP Isotopes Holdings South Africa Proprietary Limited (“ASP South Africa”), has its principal operations in South Africa. ASP Isotopes UK Ltd, a wholly-owned subsidiary of the Company, was incorporated in July 2022. Enriched Energy, LLC, a wholly-owned subsidiary of the Company, was incorporated in January 2022. ASP Isotopes Inc. and its subsidiaries are collectively referred to as “the Company” throughout these consolidated statements.

The Company is a pre-commercial stage advanced materials company dedicated to the development of technology and processes that, if successful, will allow for the enrichment of natural isotopes into higher concentration products, which could be used in several industries. The Company has an exclusive license to use proprietary technology, the Aerodynamic Separation Process (“ASP technology”), originally developed and licensed to the Company by Klydon Proprietary Ltd (“Klydon”), for the production, distribution, marketing and sale of all isotopes. The Company’s initial focus is on the production and commercialization of enriched Carbon-14 (“C-14”), Molybdenum-100 (“Mo-100”) and Silicon-28 (“Si-28”). Klydon has agreed to provide the Company a first commercial-scale isotope enrichment plant located in South Africa. The Company believes the C-14 it may develop using the ASP technology may be used in the development of new pharmaceuticals and agrochemicals.  The Company believes that the Mo-100 it may develop using the ASP technology has significant potential advantages for use in the preparation of nuclear imaging agents by radiopharmacies and others in the medical industry. The Company believes the Si-28 it may develop using the ASP technology may be used to develop advanced semiconductors and in quantum computing.

The Company also intends to use the ASP technology to produce enriched Uranium-235 (“U-235”). The Company believes that the U-235 it may develop using the ASP technology may be commercialized as a nuclear fuel component for use in the new generation of HALEU-fueled small modular reactors that are now under development for commercial and government uses. In addition, the Company is considering future development of the ASP technology for the separation of Zinc-68, Ytterbium-176, Zinc-67, Nickel-64 and Xenon-136 for potential use in the healthcare target end market, and Chlorine -37 and Lithium-6 for potential use in the nuclear energy target end market.

In November 2022, the Company completed its IPO, selling an aggregate of 1,250,000 shares of common stock at a price to the public of $4.00 per share. The Company received net proceeds from the IPO, after deducting underwriting discounts and commissions but before deducting offering costs, of approximately $3.8 million.

Liquidity and Going Concern Uncertainty

The accompanying consolidated financial statements have been prepared on a basis which assumes the Company is a going concern and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from any uncertainty related to the Company’s ability to continue as a going concern. Such adjustments could be material. The Company has experienced net losses and negative cash flows from operating activities since its inception. The Company incurred net losses of $4,945,139 for the year ended December 31, 2022 and $2,607,927 for the period from September 13, 2021 (inception) through December 31, 2021. The Company anticipates it will need to continue to raise capital through additional equity and/or debt financings and/or collaborative development agreements to fund its operations.

The Company currently expects that its cash of $2,389,140 as of December 31, 2022, along with gross proceeds of $5.0 million received in March 2023 through the issuance of 3,164,557 shares of the Company's common stock at a purchase price of $1.58 per share and warrants to purchase up to an aggregate of 3,164,557 shares of its common stock with an exercise price of $1.75 per share, will not be sufficient to fund its operating expenses and capital requirements for more than 12 months from the date the financial statements are issued. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. Additional funding will be necessary to complete construction of the first enrichment facility and begin operations, and although the Company has plans to seek additional funding, these plans are not currently probable.

There can be no assurance that the Company will achieve or sustain positive cash flows from operations or profitability. The Company is in the process of seeking additional debt and equity financing. However, such funding may not be available on a timely basis on terms acceptable to the Company, or at all. If the Company is unable to raise additional capital when required or on acceptable terms, the Company may be required to further scale back or discontinue the advancement of product candidates, further reduce headcount, reorganize, merge with another entity, or cease operations.

Coronavirus Pandemic

In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic. In order to mitigate the spread of COVID-19, governments have imposed unprecedented restrictions on business operations, travel and gatherings, resulting in a global economic downturn and other adverse economic and societal impacts. The COVID-19 pandemic and its impacts continue to evolve. We cannot predict the scope and severity of disruptions as a result of COVID-19 or their impacts on us, but business disruptions for us or any of the third parties with whom we engage, including the collaborators, contract organizations, third-party manufacturers, suppliers, regulators and other third parties with whom we conduct business could materially and negatively impact our ability to conduct our business in the manner and on the timelines presently planned. The extent to which the COVID-19 pandemic may impact our business and financial performance will depend on future developments, which are highly uncertain and cannot be predicted with confidence, including the scope and duration of the pandemic, the extent and effectiveness of government restrictions and other actions, including relief measures, implemented to address the impact of the pandemic, and resulting economic impacts.

The actual and perceived impact of the COVID-19 pandemic is changing daily, and its ultimate effect on our business cannot be predicted. As a result, there can be no assurance that we will not experience negative impacts associated with COVID-19, which could be significant. The COVID-19 pandemic may negatively impact our business, financial condition and results of operations, causing interruptions or delays in the Company’s programs and services.